Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	49 Months Ended	54 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000041880 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return
Average Annual Return, Percent	29.76%				10.48%		7.30%
C000041881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco RAFI Developed Markets ex-U.S. ETF — NAV Return
Average Annual Return, Percent	30.61%				16.95%		8.59%
C000041883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco RAFI Emerging Markets ETF — NAV Return
Average Annual Return, Percent	25.76%				13.02%		9.33%
C000041898 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Water ETF — NAV Return
Average Annual Return, Percent	11.90%				8.69%		8.77%
C000041899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Clean Energy ETF — NAV Return
Average Annual Return, Percent	34.31%				(4.12%)		5.90%
C000041900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P International Developed Quality ETF — NAV Return
Average Annual Return, Percent	18.60%				9.43%		8.09%
C000053050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Emerging Markets Sovereign Debt ETF — NAV Return
Average Annual Return, Percent	13.23%				2.02%		3.08%
C000053052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Corporate Bond ETF — NAV Return
Average Annual Return, Percent	9.02%				(1.20%)		1.01%
C000057374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return
Average Annual Return, Percent	34.17%				11.94%		9.17%
C000057375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return
Average Annual Return, Percent	22.14%				6.64%		6.38%
C000106969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P International Developed Momentum ETF — NAV Return
Average Annual Return, Percent	34.06%				16.27%		10.46%
C000106970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P International Developed Low Volatility ETF — NAV Return
Average Annual Return, Percent	18.43%				7.62%		4.90%
C000106971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P Emerging Markets Momentum ETF — NAV Return
Average Annual Return, Percent	10.45%				4.37%		5.06%
C000106972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P Emerging Markets Low Volatility ETF — NAV Return
Average Annual Return, Percent	13.89%				10.59%		5.81%
C000126877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent	7.67%				5.03%		4.49%
C000135815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International BuyBack AchieversTM ETF — NAV Return
Average Annual Return, Percent	31.64%				15.53%		10.35%
C000192793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco 0-5 Yr US TIPS ETF — NAV Return
Average Annual Return, Percent	6.12%				3.74%	3.38%
C000197634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI Global Timber ETF — NAV Return
Average Annual Return, Percent	(15.75%)				2.53%		3.64%
C000197635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P Global Water Index ETF — NAV Return
Average Annual Return, Percent	12.48%				10.78%		10.28%
C000197644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco China Technology ETF — NAV Return
Average Annual Return, Percent	35.68%				(5.16%)		5.36%
C000226858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI Green Building ETF — NAV Return
Average Annual Return, Percent	9.42%			(2.44%)
C000229461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return
Average Annual Return, Percent	70.04%		12.80%
C000229462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Alerian Galaxy Crypto Economy ETF — NAV Return
Average Annual Return, Percent	89.74%		8.82%
C000250890 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco MSCI Global Climate 500 ETF — NAV Return
Average Annual Return, Percent	21.99%	19.20%
MSCI World ex USA IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index
Average Annual Return, Percent	23.90%				12.31%		7.72%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	23.03%				12.33%		7.48%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%				7.46%		7.69%
Bloomberg Global Aggregate ex U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-U.S. Index
Average Annual Return, Percent	5.22%				(2.82%)		0.35%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	24.93%				11.18%		7.67%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.69%				(1.63%)		1.10%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)	1.69%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.64%	19.86%	10.42%		14.61%		11.31%
MSCI China Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Average Annual Return, Percent	33.68%				(1.39%)		5.43%
MSCI All Country World IMI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (Net)
Average Annual Return, Percent	22.00%			9.55%
MSCI EAFE Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Small Cap Index (Net)
Average Annual Return, Percent	24.50%				9.06%		7.20%
FTSE RAFI TM Developed ex U S Mid Small 1500 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)
Average Annual Return, Percent	29.05%				10.71%		7.57%
RAFI TM Fundamental Select Developed ex US 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI™ Fundamental Select Developed ex US 1500 Index
Average Annual Return, Percent
Custom Invesco RAFI Developed Markets ex U S Small Mid ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark
Average Annual Return, Percent	30.28%				10.92%		7.67%
Custom Invesco RAFI Developed Markets ex U S ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark
Average Annual Return, Percent	31.60%				17.33%		8.83%
RAFI TM Fundamental Select Developed ex US 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI™ Fundamental Select Developed ex US 1000 Index
Average Annual Return, Percent
FTSE RAFI TM Developed ex U S 1000 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE RAFI™ Developed ex U.S. 1000 Index (Net)
Average Annual Return, Percent	29.69%				16.99%		8.67%
FTSE RAFI TM Emerging Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE RAFI™ Emerging Index (Net)
Average Annual Return, Percent	26.39%				13.96%		10.04%
RAFI TM Fundamental Select Emerging Markets 350 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RAFI™ Fundamental Select Emerging Markets 350 Index
Average Annual Return, Percent
Custom Invesco RAFI Emerging Markets ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco RAFI Emerging Markets ETF Benchmark
Average Annual Return, Percent	26.52%				13.98%		10.06%
Nasdaq OMX Global WaterTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq OMX Global Water™ Index
Average Annual Return, Percent	12.34%				9.01%		9.00%
WilderHill New Energy Global Innovation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WilderHill New Energy Global Innovation Index
Average Annual Return, Percent	34.24%				(4.09%)		5.95%
Blended S And P Quality Developed ex U S LargeMidCap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)
Average Annual Return, Percent	18.70%				9.61%		8.19%
JP Morgan Emerging Market Bond Global Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Market Bond Global Index
Average Annual Return, Percent	12.16%				2.69%		4.01%
DBIQ Emerging Markets USD Liquid Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DBIQ Emerging Markets USD Liquid Balanced Index
Average Annual Return, Percent	13.62%				1.62%		3.24%
S And P International Corporate Bond Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International Corporate Bond Index® (Net)
Average Annual Return, Percent	8.73%				(1.29%)		0.96%
Bloomberg Pan European Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pan-European Aggregate Index
Average Annual Return, Percent	9.13%				(2.36%)		0.44%
Dorsey Wright Developed Markets Tech LeadersTM Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Developed Markets Tech Leaders™ Index (Net)
Average Annual Return, Percent	35.08%				12.68%		9.89%
Dorsey Wright Emerging Markets Tech LeadersTM Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Emerging Markets Tech Leaders™ Index (Net)
Average Annual Return, Percent	23.64%				8.72%		8.14%
Blended Invesco S And P International Developed Momentum ETF Benchmark Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco S&P International Developed Momentum ETF Benchmark (Net)
Average Annual Return, Percent	34.35%				16.44%		10.76%
S And P BMI International Developed Low Volatility TM Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BMI International Developed Low Volatility™ Index (Net)
Average Annual Return, Percent	18.32%				7.67%		4.93%
Blended S And P Momentum Emerging Plus LargeMidCap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)
Average Annual Return, Percent	9.88%				5.77%		6.55%
S And P BMI Emerging Markets Low Volatility Index TM Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BMI Emerging Markets Low Volatility Index™ (Net)
Average Annual Return, Percent	13.55%				11.32%		6.52%
ICE BofA 0 5 Year US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US High Yield Constrained Index
Average Annual Return, Percent	7.63%				6.60%		5.84%
Blended Invesco Global ex US High Yield Corporate Bond Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark
Average Annual Return, Percent	7.80%				5.19%		5.11%
Nasdaq International BuyBack AchieversTM Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq International BuyBack Achievers™ Index (Net)
Average Annual Return, Percent	32.29%				16.17%		10.99%
ICE BofA 0 5 Year US Inflation Linked Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US Inflation-Linked Treasury Index
Average Annual Return, Percent	6.16%				3.81%	3.46%
Blended MSCI ACWI IMI Timber Select Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - MSCI ACWI IMI Timber Select Capped Index (Net)
Average Annual Return, Percent	(15.67%)				2.64%		3.70%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	22.02%				15.58%		11.79%
S And P Global Water Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Water Index (Net)
Average Annual Return, Percent	12.87%				11.02%		10.53%
Blended FTSE China Incl A 25 Technology Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended - FTSE China Incl A 25% Technology Capped Index (Net)
Average Annual Return, Percent	36.48%				(4.51%)		6.00%
MSCI Global Green Building Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Global Green Building Index (Net)
Average Annual Return, Percent	9.10%			(2.54%)
Alerian Galaxy Global Blockchain Equity Trusts And ETPs Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)
Average Annual Return, Percent	68.03%		12.17%
Alerian Galaxy Global Cryptocurrency Focused Blockchain Equity Trusts And ETPs Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)
Average Annual Return, Percent	84.42%		7.46%
MSCI ACWI Select Climate 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Climate 500 Index
Average Annual Return, Percent	21.76%	19.00%